Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 10, 2018

to the

Salient International Small Cap Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”)

and

Salient International Small Cap Fund Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PERFORMANCE INFORMATION, INVESTMENT ADVISOR/PORTFOLIO MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved the hiring of Henry James International Management Inc. to replace Pictet Asset Management Limited as sub-advisor of the Salient International Small Cap Fund (the “Fund”). Accordingly, effective on or before August 31, 2018 the Board has approved: (i) changes to the principal investment strategies of the Fund; (ii) the addition of a secondary benchmark of the Fund; and (iii) changes to the sub-advisor and portfolio managers of the Fund. Accordingly, effective on or before August 31, 2018, the following changes shall be reflected in the Fund’s registration statement:

Changes to Principal Investment Strategies

Effective on or before August 31, 2018, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Changes to Performance Information

Effective on or before August 31, 2018, the MSCI EAFE SMID Cap Index will be added as the Fund’s secondary benchmark index. Accordingly, the following information shall be incorporated into the “Performance Information” section of the No-Load Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Small Cap Fund—Institutional Class (Inception: 2/7/96)
Return Before Taxes	34.80%	11.77%	3.74%	8.83%
Return After Taxes on Distributions	33.96%	11.15%	3.34%	7.46%
Return After Taxes on Distributions and Sale of Fund Shares	20.27%	9.24%	2.88%	6.86%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	6.73%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	6.68%
Salient International Small Cap Fund—Investor Class (Inception: 3/5/02)
Return Before Taxes	34.28%	11.38%	3.38%	9.63%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	11.20%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	10.03%

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

No Load | Salient International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 10, 2018

to the

Salient International Small Cap Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PERFORMANCE INFORMATION, INVESTMENT ADVISOR/PORTFOLIO MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved the hiring of Henry James International Management Inc. to replace Pictet Asset Management Limited as sub-advisor of the Salient International Small Cap Fund (the “Fund”). Accordingly, effective on or before August 31, 2018 the Board has approved: (i) changes to the principal investment strategies of the Fund; (ii) the addition of a secondary benchmark of the Fund; and (iii) changes to the sub-advisor and portfolio managers of the Fund. Accordingly, effective on or before August 31, 2018, the following changes shall be reflected in the Fund’s registration statement:

Changes to Principal Investment Strategies

Effective on or before August 31, 2018, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Changes to Performance Information

Effective on or before August 31, 2018, the MSCI EAFE SMID Cap Index will be added as the Fund’s secondary benchmark index. Accordingly, the following information shall be incorporated into the “Performance Information” section of the No-Load Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Small Cap Fund—Institutional Class (Inception: 2/7/96)
Return Before Taxes	34.80%	11.77%	3.74%	8.83%
Return After Taxes on Distributions	33.96%	11.15%	3.34%	7.46%
Return After Taxes on Distributions and Sale of Fund Shares	20.27%	9.24%	2.88%	6.86%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	6.73%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	6.68%
Salient International Small Cap Fund—Investor Class (Inception: 3/5/02)
Return Before Taxes	34.28%	11.38%	3.38%	9.63%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	11.20%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	10.03%

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

		The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2017
No Load | Salient International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.80%
5 Years	rr_AverageAnnualReturnYear05	11.77%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 1996
No Load | Salient International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.28%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2002
No Load | Salient International Small Cap Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.96%
5 Years	rr_AverageAnnualReturnYear05	11.15%
10 Years	rr_AverageAnnualReturnYear10	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 1996
No Load | Salient International Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.27%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 1996
No Load | Salient International Small Cap Fund | MSCI EAFE Small Cap Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	13.23%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
No Load | Salient International Small Cap Fund | MSCI EAFE Small Cap Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	13.23%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
No Load | Salient International Small Cap Fund | MSCI EAFE SMID Cap Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	11.96%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
No Load | Salient International Small Cap Fund | MSCI EAFE SMID Cap Index | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	11.96%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Load | Salient International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 10, 2018

to the

Salient International Small Cap Fund Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PERFORMANCE INFORMATION, INVESTMENT ADVISOR/PORTFOLIO MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved the hiring of Henry James International Management Inc. to replace Pictet Asset Management Limited as sub-advisor of the Salient International Small Cap Fund (the “Fund”). Accordingly, effective on or before August 31, 2018 the Board has approved: (i) changes to the principal investment strategies of the Fund; (ii) the addition of a secondary benchmark of the Fund; and (iii) changes to the sub-advisor and portfolio managers of the Fund. Accordingly, effective on or before August 31, 2018, the following changes shall be reflected in the Fund’s registration statement:

Changes to Principal Investment Strategies

Effective on or before August 31, 2018, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

		The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.